Schedule of Changes in Goodwill (Details) - USD ($)		6 Months Ended		9 Months Ended	12 Months Ended
	May 02, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Goodwill		$ 786,000
Goodwill from acquisition of SemiCab, Inc	$ 3,632,000
Impairment of goodwill
Goodwill		4,418,000	$ 786,000		$ 786,000
Previously Reported [Member]
Goodwill		$ 786,000			(0)
Goodwill from acquisition of SemiCab, Inc					4,378,000
Impairment of goodwill			(3,592,000)		(3,592,000)
Goodwill			$ 786,000	$ (0)	$ 786,000